Note 2 - Operations	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Nature of operations [text block]
2.	OPERATIONS

Just Energy is a leading consumer company focused on essential needs, including electricity and natural gas commodities; on health and well-being, through products such as water quality and filtration devices; and on utility conservation, bringing energy efficient solutions and renewable energy options to consumers. Currently operating in the United States (“U.S.”) and Canada, Just Energy serves residential and commercial customers. Just Energy is the parent company of Amigo Energy, EdgePower Inc., Filter Group Inc., (“Filter Group”), Hudson Energy, Interactive Energy Group, Just Energy Advanced Solutions, Tara Energy and TerraPass.

Just Energy’s current commodity product offerings include fixed, variable, index and flat rate options. By fixing the price of natural gas or electricity under its fixed-price or price-protected program contracts for a period of up to five
years, Just Energy’s customers offset their exposure to changes in the price of these essential commodities. Variable rate products allow customers to maintain competitive rates while retaining the ability to lock into a fixed price at their discretion. Flat-bill products allow customers to pay a flat rate each month regardless of usage. Just Energy derives its margin or gross profit from the difference between the price at which it is able to sell the commodities to its customers and the related price at which it purchases the associated volumes from its suppliers.

Through the Filter Group business acquired by Just Energy on
October 1, 2018,
Just Energy provides subscription-based, home water filtration systems to residential customers, including under-counter and whole-home water filtration solutions. In addition, Just Energy markets smart thermostats, offering the thermostats as a stand-alone unit or bundled with certain commodity products. The smart thermostats are currently manufactured and distributed by ecobee Inc. (“ecobee”), a company in which Just Energy holds a
8%
fully diluted equity interest. Just Energy also offers green products through its JustGreen program. The JustGreen electricity product offers customers the option of having all or a portion of their electricity sourced from renewable green sources such as wind, solar, hydropower or biomass. The JustGreen gas product offers carbon offset credits that allow customers to reduce or eliminate the carbon footprint of their homes or businesses. Additional green products allow customers to offset their carbon footprint without buying energy commodity products and can be offered in all states and provinces without being dependent on energy deregulation. Just Energy also provides energy management solutions to both Consumer and Commercial customers in the form of value-added products and services, which include, but are not
limited to, LED retrofit lighting and HVAC controls, as well as enterprise monitoring.

Just Energy markets its product offerings through several sales channels including brokers, online marketing, retail and affinity relationships, and door-to-door.

In
March 2019,
Just Energy formally approved and commenced a process to dispose of its businesses in Germany, Ireland and Japan. In
June 2019,
Just Energy also formally approved and commenced a process to dispose of its business in the United Kingdom (“U.K.”), as part of the Company’s the strategic review. The decision was part of a strategic transition to focus on the core business in North America. The disposal of the operations is expected to be completed within the next
12
months. At
June 30, 2019,
these operations were classified as a disposal group held for sale and as a discontinued operation. Previously, these operations were reported within the Consumer segment while a portion of the U.K. was allocated to the commercial segment.